PROVISION FOR PURE SUNFARMS SUPPLY AGREEMENT	9 Months Ended
Sep. 30, 2019
PROVISION FOR PURE SUNFARMS SUPPLY AGREEMENT
PROVISION FOR PURE SUNFARMS SUPPLY AGREEMENT

21.          PROVISION FOR PURE SUNFARMS SUPPLY AGREEMENT

On October 15, 2019, the Company notified its Joint Venture that it was disputing its liability under a supply agreement between the Company and the Joint Venture (the “Supply Agreement”) with respect to the Joint Venture’s recent sales of cannabis to third parties.

Under the Supply Agreement, the Company may decline to accept deliveries of cannabis product from the Joint Venture. If product is declined, the Joint Venture may sell such product to third parties. In the event of such sale, and only in certain circumstances, the Company may be required to pay to the Joint Venture an amount equal to the difference between the purchase price applicable to the Company (which is subject to adjustment based on sales by the Joint Venture to third parties in accordance with the Supply Agreement) and the average price actually paid by such third parties.

Between June 21, 2019 and September 29, 2019, the Company declined to accept certain deliveries of product; this product was subsequently sold by the Joint Venture to third parties. The Joint Venture has claimed that the Company is liable to the Joint Venture for an aggregate amount of approximately $7.2 million under the terms of the Supply Agreement. The Company disputes this claim as it believes that the basis for calculation by the Joint Venture of the purchase price is incorrect, as the Joint Venture has based its calculation on a fixed purchase price, which is not consistent with the language of the Supply Agreement.

The Company has reviewed certain sales information provided by the Joint Venture for the period in which this claim has arisen. While $7.2 million is the maximum amount that the Company could be liable for, a provision that represents management’s best estimate has been recorded in the period. The actual amount and timing of any expected payments are uncertain as the Company and the Joint Venture are currently disputing the interpretation of the terms of the Supply Agreement. The Company will continue to consider all legal options to defend its interests.